Life Insurance Operations	9 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Life Insurance Operations
18.	Life Insurance Operations
Life insurance premiums and related investment income for the nine and three months ended December 31, 2019 and 2020 consist of the following:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Life insurance premiums	¥254,683	¥289,112
Life insurance related investment income*	35,973	67,035

	¥290,656	¥356,147

*   Life insurance related investment income for the nine months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥24,609 million and ¥55,050 million on equity securities held as of December 31, 2019 and 2020, respectively.

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Life insurance premiums	¥87,421	¥98,112
Life insurance related investment income*	20,767	24,284

	¥108,188	¥122,396

*   Life insurance related investment income for the three months ended December 31, 2019 and 2020 include net unrealized holding gains of ¥18,043 million and ¥22,250 million on equity securities held as of December 31, 2019 and 2020, respectively.

Life insurance premiums include reinsurance benefits, net of reinsurance premiums. For the nine and three months ended December 31, 2019 and 2020, reinsurance benefits and reinsurance premiums included in life insurance premiums are as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Reinsurance benefits	¥1,949	¥1,423
Reinsurance premiums	(3,933)	(3,805)

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Reinsurance benefits	¥774	¥260
Reinsurance premiums	(1,282)	(1,279)
The benefits and expenses of life insurance operations included in life insurance costs in the consolidated statements of income are recognized so as to associate with earned premiums over the life of contracts. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs (principally commissions and certain other expenses directly relating to policy issuance and underwriting). Amortization charged to income for the nine months ended December 31, 2019 and 2020 amounted to ¥13,839 million and ¥15,719 million, respectively. In addition, amortization charged to income for the three months ended December 31, 2019 and 2020 amounted to ¥4,707 million and ¥5,801 million, respectively.
Life insurance premiums and related investment income include net realized and unrealized gains or losses from investment assets under management on behalf of variable annuity and variable life policyholders, and net gains or losses from derivative contracts, which consist of gains or losses from futures, foreign exchange contracts and options held, entered to economically hedge a portion of the minimum guarantee risk relating to variable annuity and variable life insurance contracts. In addition, the fair value option was elected for the entire variable annuity and variable life insurance contracts to offset earnings recognized for gains or losses from the investment assets managed on behalf of variable annuity and variable life policyholders, derivative contracts and the changes in the fair value of reinsurance contracts. Life insurance costs include the net amount of the changes in fair value of the variable annuity and variable life insurance contracts for which the fair value option was elected and insurance costs recognized for insurance and annuity payouts as a result of insured events. Certain subsidiaries have elected the fair value option for certain reinsurance contracts to partially offset the changes in fair value recognized in earnings of the policy liabilities and policy account balances attributable to the changes in the minimum guarantee risks of the variable annuity and variable life insurance contracts, and the changes in the fair value of the reinsurance contracts were recorded in life insurance costs.
The portion of the total change in the fair value of variable annuity and variable life insurance contracts that results from a change in the instrument-specific credit risk is recognized in other comprehensive income (loss), net of applicable income taxes.
The above mentioned gains or losses relating to variable annuity and variable life insurance contracts for the nine and three months ended December 31, 2019 and 2020 are mainly as follows:

	Millions of yen
	Nine months ended December 31, 2019	Nine months ended December 31, 2020
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥25,962	¥63,475
Net gains or losses from derivative contracts :	(3,477)	(8,398)
Futures	(3,292)	(7,875)
Foreign exchange contracts	(5)	75
Options held	(180)	(598)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(26,992)	¥(11,358)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	39,418	45,499
Changes in the fair value of the reinsurance contracts	3,230	10,913

	Millions of yen
	Three months ended December 31, 2019	Three months ended December 31, 2020
Life insurance premiums and related investment income :
Net realized and unrealized gains or losses from investment assets	¥18,661	¥23,575
Net gains or losses from derivative contracts :	(2,653)	(2,388)
Futures	(2,284)	(2,415)
Foreign exchange contracts	(284)	36
Options held	(85)	(9)

Life insurance costs :
Changes in the fair value of the policy liabilities and policy account balances	¥(3,917)	¥(6,688)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	14,304	23,388
Changes in the fair value of the reinsurance contracts	2,163	1,769